Key Management Personnel Compensation -Compensation to Key Management Personnel (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
Salaries, allowances and other benefits	$ 433,056	$ 433,715	$ 915,127	$ 1,735,928	$ 1,384,247
Equity-settled share-based payment expense	342,237	377,165	793,402	2,076,504	4,869,487
Pension scheme contributions	13,229	9,839	18,070	28,088	19,189
Total	$ 788,522	$ 820,719	1,726,599	3,840,520	6,203,716
Reversal of other long-term employee benefits					$ (69,207)